UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23883

The 2023 ETF Series Trust

(Exact name of registrant as specified in charter)

The 2023 ETF Series Trust

234 West Florida Street, Suite 700

Milwaukee, WI 53204
(Address of principal executive offices) (Zip code)

The 2023 ETF Series Trust

234 West Florida Street, Suite 700

Milwaukee, WI 53204
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-262-267-4589

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Semi-Annual Shareholder Report

Transamerica Bond Active ETF

TABD

NYSE Arca, Inc.

March 31, 2026

Fund Overview

Transamerica Bond Active ETF (the "Fund") seeks to provide total return through a combination of current income and capital appreciation. This semiannual shareholder report contains important information for the period of December 15, 2025 to March 31, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TABD	$11	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets$148,053,603
  Number of Portfolio Holdings403
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (net of waivers and reimbursements)$0
  Average MaturityFootnote Reference§12.69 years
  DurationFootnote Reference†5.90 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cashflows accrue to the bondholder.

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Table Summary
Corporate Bonds	33.8%
U.S. Treasury Obligations	21.5
Mortgage-Backed Securities	16.4
Foreign Corporate Bonds	10.6
Asset-Backed Securities	9.7
Money Market Funds	4.3
Commercial Paper	3.1
Commercial Mortgage-Backed Securities	2.9
Collateralized Loan Obligations	2.6
U.S. Treasury Bills	2.4
Sovereign	2.0
Net Other Assets (Liabilities)Footnote Reference*	-9.3
Footnote	Description
Footnote*	Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Bond Active ETF

TABD

Top Holdings (Percentage of Net Assets)

Table Summary
Dreyfus Government Cash Management, Institutional Shares, 3.530%	4.3%
Fannie Mae or Freddie Mac, 5.500%, due 4/1/56	3.4
United States Treasury Notes, 3.875%, due 3/31/28	1.6
Anglesea Funding PLC, 3.998%, due 7/6/26	1.3
Fannie Mae or Freddie Mac, 2.500%, due 4/1/56	1.2
Fannie Mae or Freddie Mac, 2.000%, due 4/1/56	1.2
United States Treasury Notes, 1.125%, due 2/29/28	1.2
United States Treasury Notes, 2.750%, due 2/15/28	1.0
United States Treasury Notes, 4.125%, due 7/31/28	1.0
OBX Trust, 4.846%, due 11/25/65	1.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at:transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31, of each year, will be available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30-days after receiving your request.

Transamerica Bond Active ETF

TABD

Semi-Annual Shareholder Report

Transamerica Large Value Active ETF

TALV

NYSE Arca, Inc.

March 31, 2026

Fund Overview

Transamerica Large Value Active ETF (the "Fund") seeks long-term capital appreciation. This semiannual shareholder report contains important information for the period of December 15, 2025 to March 31, 2026. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TALV	$14	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets$144,136,963
  Number of Portfolio Holdings74
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid (net of waivers and reimbursements)$0

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.1%
Industrials	16.1
Health Care	12.7
Communication Services	9.3
Information Technology	8.7
Consumer Discretionary	7.8
Energy	7.7
Materials	5.3
Consumer Staples	3.5
Real Estate	3.2
Utilities	2.7
Money Market Funds	2.9
Net Other Assets (Liabilities)Footnote Reference*	0.0Footnote Reference†
Footnote	Description
Footnote*	Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Footnote†	Percentage rounds to less than 0.01% or (0.01)%.

Transamerica Large Value Active ETF

TALV

Top Holdings (Percentage of Net Assets)

Table Summary
JPMorgan Chase & Co.	3.9%
Alphabet, Inc.	3.5
Exxon Mobil Corp.	2.8
Amazon.com, Inc.	2.5
RTX Corp.	2.4
Linde PLC	2.2
Parker-Hannifin Corp.	2.1
Cisco Systems, Inc.	2.1
Bank of America Corp.	1.9
Merck & Co., Inc.	1.8

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at:transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31, of each year, will be available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30-days after receiving your request.

Transamerica Large Value Active ETF

TALV

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The Registrant’s Semi-Annual Financial Statements and Other Information are attached herewith.

Transamerica Capital, LLC

TRANSAMERICA FUNDS

SEMI-ANNUAL FINANCIAL

STATEMENTS

(Includes N-CSR Items 7-11)

March 31, 2026

Transamerica Bond Active ETF

Transamerica Large Value Active ETF

Customer Service: 888-233-4339

1801 California St, Suite 5200

Denver, CO 80202

transamerica.com

Transamerica

Table of Contents

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies	1
Schedule of Investments
Transamerica Bond Active ETF	2
Transamerica Large Value Active ETF	22
Statement of Assets and Liabilities	26
Statement of Operations	27
Statement of Changes in Net Assets	28
Financial Highlights	29
Notes to Financial Statements	31
Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies	41
Item 9 - Proxy Disclosures for Open-End Management Investment Companies	42
Item 10 - Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies	43
Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract	44

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Financial Statements 2026

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

1

Transamerica Bond Active ETF

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value
Fixed Income Investments — 105.0%
Asset-Backed Securities — 9.7%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-5A, 5.780%, due 4/20/28(a)	$250,000	$253,172
Series 2024-1A, 5.360%, due 6/20/30(a)	1,000,000	1,023,424
CARS-DB5 LP
Series 2021-1A, 1.440%, due 8/15/51(a)	368,217	363,550
Series 2021-1A, 2.280%, due 8/15/51(a)	497,093	428,334
CARS-DB7 LP
Series 2023-1A, 5.750%, due 9/15/53(a)	130,900	131,473
DataBank Issuer
Series 2026-1A, 5.811%, due 2/25/56(a)	750,000	746,922
First National Master Note Trust
Series 2023-1, 5.130%, due 4/15/29	150,000	150,051
Series 2023-2, 5.770%, due 9/15/29	600,000	604,586
GM Financial Revolving Receivables Trust
Series 2021-1, 1.170%, due 6/12/34(a)	1,210,000	1,193,896
Hertz Vehicle Financing III LLC
Series 2025-6A, 4.890%, due 5/25/32(a)	1,000,000	1,001,754
Hilton Grand Vacations Trust
5.720%, due 1/25/38(a)	261,285	265,129
Series 2020-AA, 2.740%, due 2/25/39(a)	825,969	814,608
Series 2024-3A, 5.270%, due 8/27/40(a)	130,401	131,246
Series 2025-1A, 4.880%, due 5/27/42(a)	68,543	68,812
Series 2025-2A, 4.730%, due 5/25/44(a)	216,611	215,139
Series 2025-2A, 5.120%, due 5/25/44(a)	288,814	287,809
HINNT LLC
Series 2024-A, 5.490%, due 3/15/43(a)	42,069	42,611
Hotwire Funding LLC
Series 2024-1A, 6.672%, due 6/20/54(a)	270,000	274,838
Lightpath Fiber Issuer LLC
Series 2026-1A, 5.597%, due 3/25/56(a)	765,000	764,745
MetroNet Infrastructure Issuer LLC
Series 2025-2A, 5.400%, due 8/20/55(a)	899,578	908,442
MVW LLC
Series 2021-1WA, 1.940%, due 1/22/41(a)	419,519	405,876
QTS Issuer ABS I LLC
Series 2025-1A, 5.439%, due 5/25/55(a)	100,000	99,058
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, 5.000%, due 9/15/48(a)	250,000	249,483
Series 2024-1A, 4.992%, due 9/15/49(a)	260,000	253,201
Santander Drive Auto Receivables Trust
Series 2026-1, 4.260%, due 4/15/32	360,000	355,683
SCF Equipment Leasing LLC
Series 2025-1, 4.820%, due 7/22/30(a)	147,730	148,084
Sierra Timeshare Receivables Funding LLC
Series 2023-2, 5.800%, due 4/20/40(a)	66,490	67,843
Series 2024-1, 5.150%, due 1/20/43(a)	150,125	151,283

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026

2

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities (continued)
Vantage Data Centers LLC
Series 2025-1A, 5.132%, due 8/15/55(a)	$800,000	$784,061
VB-S1 Issuer LLC
Series 2026-1A, 4.693%, due 3/15/56(a)	1,100,000	1,082,202
Westlake Automobile Receivables Trust
Series 2026-1A, 4.370%, due 6/16/31(a)	1,090,000	1,082,505
		14,349,820
Total Asset-Backed Securities
(Cost $14,364,411)		14,349,820

Collateralized Loan Obligations — 2.6%
AIMCO CLO Series, (Cayman Islands)
Series 2018-BA, 4.880%, 3-Month SOFR + 1.200%, due 4/16/37(a)(b)	300,000	300,075
Anchorage Capital CLO 25, Ltd., (Cayman Islands)
Series 2022-25A, 5.425%, 3-Month SOFR + 1.750%, due 3/20/38(a)(b)	350,000	348,930
Benefit Street Partners CLO X, Ltd., (Cayman Islands)
Series 2016-10A, 4.968%, 3-Month SOFR + 1.300%, due 7/20/38(a)(b)	250,000	249,994
Diameter Capital CLO 1, Ltd.
Series 2021-1A, 5.062%, 3-Month SOFR + 1.390%, due 10/15/37(a)(b)	250,000	250,219
ICG US CLO, Ltd., (Cayman Islands)
Series 2014-1A, 5.173%, 3-Month SOFR + 1.500%, due 10/20/34(a)(b)	1,000,000	999,500
Palmer Square CLO, Ltd., (Cayman Islands)
Series 2019-1, 5.453%, 3-Month SOFR + 1.800%, due 8/14/38(a)(b)	1,390,000	1,386,182
Symphony CLO XIX, Ltd., (Cayman Islands)
Series 2018-19A, 4.893%, 3-Month SOFR + 1.222%, due 4/16/31(a)(b)	104,054	104,080
Venture 43 CLO, Ltd., (Cayman Islands)
Series 2021-43A, 4.668%, 3-Month SOFR + 1.000%, due 4/15/34(a)(b)	250,000	249,527
		3,888,507
Total Collateralized Loan Obligations
(Cost $3,892,749)		3,888,507

Commercial Mortgage-Backed Securities — 2.9%
Mortgage Securities — 2.9%
BX Trust
Series 2025-ARIA, 5.031%, due 12/13/42(a)(c)	1,100,000	1,106,995
CHI Commercial Mortgage Trust
Series 2025-110W, 5.102%, due 12/13/40(a)(c)	850,000	845,428
DOLP Trust
Series 2021-NYC, 2.956%, due 5/10/41(a)	220,000	197,643
Hudson Yards Mortgage Trust
Series 2025-SPRL, 5.467%, due 1/13/40(a)(c)	510,000	522,305
LBTY Commercial Mortgage Trust
Series 2026-225L, 4.593%, due 2/10/43(a)(c)	400,000	395,227
Manhattan West Mortgage Trust
Series 2020-1MW, 2.130%, due 9/10/39(a)	260,000	250,619

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026

3

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
VEGAS Trust
Series 2024-TI, 5.518%, due 11/10/39(a)	$900,000	$902,406
		4,220,623
Total Commercial Mortgage-Backed Securities
(Cost $4,233,986)		4,220,623

Corporate Bonds — 33.8%
Aerospace/Defense — 1.1%
Boeing Co. (The)
5.805%, due 5/1/50	177,000	171,219
5.930%, due 5/1/60	246,000	236,336
6.528%, due 5/1/34	170,000	185,259
6.858%, due 5/1/54	157,000	172,932
General Electric Co.
5.875%, due 1/14/38	54,000	57,483
HEICO Corp.
5.350%, due 8/1/33	320,000	326,089
Honeywell Aerospace, Inc.
4.950%, due 3/16/36(a)	118,000	117,126
TransDigm, Inc.
6.125%, due 7/31/34(a)	308,000	303,316
		1,569,760
Agriculture — 0.7%
Bunge, Ltd. Finance Corp.
5.150%, due 8/4/35	382,000	380,539
Cargill, Inc.
5.125%, due 2/11/35(a)	264,000	267,630
Philip Morris International, Inc.
4.250%, due 11/10/44	289,000	239,589
4.625%, due 10/29/35	150,000	144,352
		1,032,110
Airlines — 0.5%
American Airlines Group, Inc. Pass-Through Trust
Series 2019-1, Class AA, 3.150%, due 2/15/32	101,164	94,420
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750%, due 10/20/28(a)	276,833	276,533
Southwest Airlines Co.
4.375%, due 11/15/28	340,000	335,689
		706,642
Auto Manufacturers — 0.4%
General Motors Financial Co. Inc.
6.150%, due 7/15/35	154,000	159,326
Hyundai Capital America
5.400%, due 6/23/32(a)	408,000	415,447
		574,773

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026

4

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment — 0.3%
Aptiv Swiss Holdings, Ltd.
3.250%, due 3/1/32	$154,000	$144,399
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl
6.375%, due 4/15/34(a)	307,000	298,755
		443,154
Banks — 4.1%
Bank of America Corp.
2.651%, SOFR + 1.220%, due 3/11/32(b)	340,000	308,463
5.045%, SOFR + 1.130%, due 2/6/37(b)	536,000	529,085
5.819%, SOFR + 1.570%, due 9/15/29(b)	524,000	540,621
Fifth Third Bancorp
5.141%, SOFR + 1.240%, due 1/29/37(b)	378,000	368,379
First Citizens BancShares, Inc.
5.231%, SOFR + 1.410%, due 3/12/31(b)	481,000	477,512
Goldman Sachs Group, Inc./The
2.650%, SOFR + 1.264%, due 10/21/32(b)	378,000	335,697
5.065%, SOFR + 1.190%, due 1/21/37(b)	264,000	258,204
5.387%, US 5 Year CMT T-Note + 1.800%, due 2/2/41(b)	353,000	341,181
JPMorgan Chase & Co.
4.898%, SOFR + 1.070%, due 1/22/37(b)	267,000	261,362
5.193%, SOFR + 1.300%, due 2/5/37(b)	353,000	347,013
6.087%, SOFR + 1.570%, due 10/23/29(b)	154,000	160,042
M&T Bank Corp.
7.413%, SOFR + 2.800%, due 10/30/29(b)	150,000	160,321
Morgan Stanley
4.708%, SOFR + 1.195%, due 3/12/32(b)	631,000	626,888
5.314%, US 5 Year CMT T-Note + 1.170%, due 1/18/41(b)	311,000	300,366
5.831%, SOFR + 1.580%, due 4/19/35(b)	271,000	281,439
PNC Financial Services Group, Inc./The
5.423%, US 5 Year CMT T-Note + 1.170%, due 1/25/41(b)	199,000	195,037
Wells Fargo & Co.
5.244%, SOFR + 1.110%, due 1/24/31(b)	316,000	322,201
5.605%, SOFR + 1.740%, due 4/23/36(b)	285,000	291,751
		6,105,562
Beverages — 0.1%
Constellation Brands, Inc.
4.950%, due 11/1/35	212,000	204,744

Biotechnology — 0.7%
Amgen, Inc.
2.800%, due 8/15/41	199,000	143,910
5.600%, due 3/2/43	168,000	165,851
Gilead Sciences, Inc.
5.100%, due 6/15/35	246,000	248,631

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026

5

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Biotechnology (continued)
Royalty Pharma PLC
2.200%, due 9/2/30	$274,000	$246,860
5.200%, due 9/25/35	183,000	180,675
		985,927
Building Materials — 0.8%
Amrize Finance US LLC
5.400%, due 4/7/35	212,000	215,668
Builders FirstSource, Inc.
6.375%, due 6/15/32(a)	366,000	365,968
Carlisle Cos., Inc.
5.250%, due 9/15/35	100,000	100,044
Owens Corning
4.300%, due 7/15/47	280,000	223,037
Vulcan Materials Co.
5.350%, due 12/1/34	232,000	235,820
		1,140,537
Chemicals — 0.4%
CF Industries, Inc.
5.300%, due 11/26/35	153,000	152,441
Olympus Water US Holding Corp.
7.250%, due 2/15/33(a)	200,000	190,997
Westlake Corp.
5.550%, due 11/15/35	201,000	200,447
		543,885
Commercial Services — 0.4%
Herc Holdings, Inc.
5.750%, due 3/15/31(a)	338,000	333,189
Quanta Services, Inc.
2.900%, due 10/1/30	201,000	186,522
5.250%, due 8/9/34	132,000	132,859
		652,570
Computers — 0.6%
Dell International LLC / EMC Corp.
4.850%, due 2/1/35	274,000	265,231
Hewlett Packard Enterprise Co.
5.000%, due 10/15/34	307,000	297,273
NCR Voyix Corp.
5.125%, due 4/15/29(a)	345,000	330,316
		892,820
Diversified Financial Services — 2.1%
Ally Financial, Inc.
5.737%, SOFR + 1.960%, due 5/15/29(b)	73,000	74,157
Aviation Capital Group LLC
3.500%, due 11/1/27(a)	183,000	179,751
Azorra Finance, Ltd.
6.250%, due 2/15/34(a)	415,000	386,195

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026

6

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Capital One Financial Corp.
5.197%, SOFR + 1.630%, due 9/11/36(b)	$338,000	$327,799
5.399%, SOFR + 1.508%, due 1/30/37(b)	100,000	98,031
5.884%, SOFR + 1.990%, due 7/26/35(b)	437,000	447,778
6.183%, SOFR + 2.036%, due 1/30/36(b)	85,000	86,498
Gabx Leasing LLC
5.300%, due 4/15/36(a)	142,000	139,447
LPL Holdings, Inc.
4.000%, due 3/15/29(a)	286,000	277,927
5.700%, due 5/20/27	154,000	155,458
Rocket Cos., Inc.
6.375%, due 8/1/33(a)	314,000	317,766
TPG Operating Group II LP
4.875%, due 5/15/31	230,000	225,692
UWM Holdings LLC
6.250%, due 3/15/31(a)	338,000	308,096
6.625%, due 2/1/30(a)	104,000	98,183
		3,122,778
Electric — 1.8%
Black Hills Corp.
3.150%, due 1/15/27	183,000	181,571
Constellation Energy Generation LLC
5.875%, due 1/15/66	154,000	147,960
Duke Energy Corp.
4.950%, due 9/15/35	392,000	382,281
5.000%, due 12/8/27	125,000	126,373
Duke Energy Indiana LLC
4.950%, due 3/15/36	76,000	74,848
Edison International
4.800%, due 3/15/31	360,000	351,602
Emera US Finance LLC
6.650%, US 5 Year CMT T-Note + 2.866%, due 10/1/56(b)	305,000	305,118
NRG Energy, Inc.
6.000%, due 2/1/33(a)	258,000	258,231
Pacific Gas and Electric Co.
2.500%, due 2/1/31	106,000	95,027
Vistra Operations Co. LLC
5.250%, due 10/15/35(a)	393,000	381,943
5.350%, due 1/31/36(a)	378,000	370,010
		2,674,964
Electrical Components & Equipments — 0.2%
WESCO Distribution, Inc.
5.250%, due 4/15/31(a)	301,000	299,956

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026

7

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Electronics — 0.2%
Arrow Electronics, Inc.
5.875%, due 4/10/34	$201,000	$206,140
Keysight Technologies, Inc.
4.950%, due 10/15/34	125,000	123,753
		329,893
Environmental Control — 0.2%
Veralto Corp.
5.450%, due 9/18/33	252,000	257,465

Food — 1.1%
Albertsons Cos. Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.250%, due 3/15/33(a)	326,000	328,447
Industrial F&B Investments III, Inc.
7.750%, due 2/11/33(a)	301,000	304,387
J M Smucker Co. (The)
6.500%, due 11/15/43	154,000	160,623
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.500%, due 1/15/36	233,000	233,253
Kroger Co. (The)
5.000%, due 9/15/34	199,000	196,552
Pilgrim's Pride Corp.
6.875%, due 5/15/34	201,000	217,243
Sysco Corp.
5.400%, due 3/23/35	177,000	175,809
		1,616,314
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
4.950%, due 6/30/32(a)	154,000	155,669

Healthcare-Products — 0.2%
Baxter International, Inc.
5.650%, due 12/15/35	201,000	196,400
GE HealthCare Technologies, Inc.
4.950%, due 12/15/35	99,000	97,129
		293,529
Healthcare-Services — 1.8%
Centene Corp.
3.375%, due 2/15/30	228,000	206,102
Cigna Group (The)
2.400%, due 3/15/30	157,000	145,081
5.250%, due 1/15/36	264,000	264,441
Elevance Health, Inc.
5.700%, due 9/15/55	183,000	174,133
HCA, Inc.
4.900%, due 11/15/35	324,000	313,373
6.000%, due 4/1/54	267,000	257,933

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
8

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.875%, due 6/15/54(a)	$118,000	$111,077
Humana, Inc.
6.625%, US 5 Year CMT T-Note + 2.891%, due 9/15/56(b)	385,000	370,118
Laboratory Corp. of America Holdings
4.800%, due 10/1/34	351,000	341,901
Tenet Healthcare Corp.
5.500%, due 11/15/32(a)	262,000	259,764
UnitedHealth Group, Inc.
5.150%, due 7/15/34	170,000	171,514
		2,615,437
Home Builders — 0.2%
Century Communities, Inc.
6.625%, due 9/15/33(a)	275,000	269,753

Home Furnishings — 0.2%
Whirlpool Corp.
6.125%, due 6/15/30	338,000	330,289

Insurance — 1.1%
American International Group, Inc.
5.450%, due 5/7/35	125,000	127,560
Asurion LLC and Asurion Co.-Issuer, Inc.
8.000%, due 12/31/32(a)	333,000	345,750
Brown & Brown, Inc.
5.250%, due 6/23/32	85,000	84,894
5.550%, due 6/23/35	324,000	323,743
Constellation Insurance, Inc.
6.800%, due 1/24/30(a)	200,000	200,393
Fortitude Group Holdings LLC
6.250%, due 4/1/30(a)	125,000	127,364
RGA Global Funding
5.050%, due 12/6/31(a)	445,000	445,295
		1,654,999
Internet — 0.9%
Alphabet, Inc.
5.500%, due 2/15/46	232,000	230,274
AppLovin Corp.
5.500%, due 12/1/34	280,000	277,793
Expedia Group, Inc.
5.400%, due 2/15/35	353,000	350,353
Meta Platforms, Inc.
4.200%, due 11/15/30	331,000	327,865
Uber Technologies, Inc.
4.800%, due 9/15/34	142,000	139,097
		1,325,382

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
9

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Investment Companies — 0.5%
Ares Capital Corp.
5.250%, due 4/12/31	$378,000	$365,623
Blackstone Secured Lending Fund
5.250%, due 9/4/29	106,000	103,954
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, due 6/15/26(a)	228,000	227,210
		696,787
Leisure Time — 0.7%
Carnival Corp.
6.125%, due 2/15/33(a)	415,000	419,370
Royal Caribbean Cruises, Ltd.
5.250%, due 2/27/38	331,000	315,022
Viking Cruises, Ltd.
5.875%, due 10/15/33(a)	333,000	329,013
		1,063,405
Lodging — 0.6%
Hilton Domestic Operating Co., Inc.
3.750%, due 5/1/29(a)	225,000	215,489
Hyatt Hotels Corp.
5.400%, due 12/15/35	199,000	195,025
Marriott International, Inc.
5.100%, due 5/1/38	225,000	214,000
MGM Resorts International
6.125%, due 9/15/29	258,000	259,672
		884,186
Machinery-Diversified — 0.2%
Ingersoll Rand, Inc.
5.450%, due 6/15/34	246,000	251,275

Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.125%, due 7/1/49	274,000	210,550
Comcast Corp.
4.150%, due 10/15/28	267,000	265,958
		476,508
Mining — 0.3%
Novelis Corp.
3.875%, due 8/15/31(a)	449,000	400,360

Miscellaneous Manufacturing — 0.4%
Eaton Corp.
4.800%, due 3/6/36	600,000	592,607

Oil & Gas — 1.4%
Diamondback Energy, Inc.
5.150%, due 1/30/30	307,000	313,505

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
10

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Expand Energy Corp.
5.375%, due 3/15/30	$125,000	$126,096
Matador Resources Co.
6.500%, due 4/15/32(a)	262,000	265,045
Ovintiv, Inc.
6.500%, due 8/15/34	280,000	298,619
Permian Resources Operating LLC
6.250%, due 2/1/33(a)	329,000	335,358
SM Energy Co.
7.000%, due 8/1/32(a)	338,000	345,385
Sunoco LP
5.625%, due 3/15/31(a)	338,000	336,688
		2,020,696
Packaging & Containers — 0.6%
Clydesdale Acquisition Holdings, Inc.
6.625%, due 4/15/29(a)	333,000	327,298
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/30(a)	293,000	293,210
Sonoco Products Co.
5.750%, due 11/1/40	78,000	78,026
WRKCo, Inc.
3.900%, due 6/1/28	219,000	216,386
		914,920
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.
5.650%, due 2/22/64	125,000	121,204
Cencora, Inc.
4.900%, due 2/13/36	142,000	139,177
CVS Health Corp.
5.450%, due 9/15/35	320,000	321,359
6.000%, due 6/1/44	183,000	180,295
7.000%, US 5 Year CMT T-Note + 2.886%, due 3/10/55(b)	318,000	327,943
Merck & Co., Inc.
5.000%, due 5/17/53	106,000	95,605
Pfizer Investment Enterprises Pte, Ltd.
5.110%, due 5/19/43	170,000	160,533
		1,346,116
Pipelines — 1.8%
Cheniere Energy Partners LP
4.000%, due 3/1/31	340,000	326,570
4.500%, due 10/1/29	201,000	200,184
5.950%, due 6/30/33	125,000	131,082
Energy Transfer LP
6.000%, due 6/15/48	338,000	324,715
Gulfstream Natural Gas System LLC
5.600%, due 7/23/35(a)	132,000	133,860

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
11

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
ONEOK, Inc.
6.100%, due 11/15/32	$338,000	$356,232
Sabine Pass Liquefaction LLC
5.900%, due 9/15/37	154,811	161,792
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, due 1/15/32	132,000	125,156
Transcontinental Gas Pipe Line Co. LLC
5.100%, due 3/15/36(a)	238,000	235,990
Venture Global Plaquemines LNG LLC
6.125%, due 12/15/30(a)	203,000	208,882
6.750%, due 1/15/36(a)	141,000	149,432
Western Midstream Operating LP
6.150%, due 4/1/33	252,000	263,149
		2,617,044
Private Equity — 0.1%
Blackstone Reg Finance Co. LLC
4.950%, due 2/15/36	125,000	120,706

REITs — 1.8%
Alexandria Real Estate Equities, Inc.
5.250%, due 3/15/36	201,000	196,381
American Homes 4 Rent LP
5.500%, due 2/1/34	338,000	341,266
Boston Properties LP
5.750%, due 1/15/35	199,000	197,992
GLP Capital LP / GLP Financing II, Inc.
5.250%, due 2/15/33	159,000	156,002
5.625%, due 3/1/36	235,000	228,778
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, due 2/1/27(a)	550,000	543,695
Safehold GL Holdings LLC
6.100%, due 4/1/34	256,000	269,821
Starwood Property Trust, Inc.
6.000%, due 4/15/30(a)	258,000	257,640
Store Capital LLC
4.950%, due 2/11/31(a)	246,000	243,977
VICI Properties LP
4.950%, due 2/15/30	274,000	273,667
		2,709,219
Retail — 0.2%
7-Eleven, Inc.
1.800%, due 2/10/31(a)	340,000	294,436

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
12

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Semiconductors — 0.7%
Broadcom, Inc.
3.137%, due 11/15/35(a)	$410,000	$348,508
4.950%, due 1/15/36	157,000	154,900
Intel Corp.
4.800%, due 10/1/41	246,000	215,237
Microchip Technology, Inc.
5.050%, due 3/15/29	238,000	241,493
Micron Technology, Inc.
5.300%, due 1/15/31	154,000	161,247
		1,121,385
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
2.043%, due 8/16/28	338,000	320,344

Software — 1.7%
Fair Isaac Corp.
6.250%, due 9/15/34(a)	383,000	377,021
Fidelity National Information Services, Inc.
4.800%, due 3/10/31	230,000	228,290
Fiserv, Inc.
5.450%, due 3/2/28	256,000	259,759
Intuit, Inc.
5.500%, due 9/15/53	106,000	97,580
Oak-Eagle AcquireCo, Inc.
7.250%, due 7/1/33(a)	144,000	149,291
Oracle Corp.
5.700%, due 2/4/36	252,000	242,404
5.875%, due 9/26/45	212,000	183,037
5.950%, due 9/26/55	212,000	178,481
6.900%, due 11/9/52	154,000	145,523
Roper Technologies, Inc.
4.900%, due 10/15/34	280,000	270,487
Salesforce, Inc.
5.550%, due 3/15/36	154,000	153,579
Synopsys, Inc.
5.150%, due 4/1/35	170,000	170,386
5.700%, due 4/1/55	125,000	119,593
		2,575,431
Telecommunications — 0.6%
T-Mobile USA, Inc.
3.500%, due 4/15/31	170,000	160,838
3.875%, due 4/15/30	125,000	121,768
5.000%, due 2/15/36	201,000	198,044

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
13

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Verizon Communications, Inc.
1.750%, due 1/20/31	$81,000	$71,040
2.100%, due 3/22/28	219,000	210,367
4.750%, due 1/15/33	199,000	196,611
		958,668
Transportation — 0.6%
Fedex Freight Holding Co., Inc.
5.250%, due 3/15/36(a)	139,000	134,534
GXO Logistics, Inc.
2.650%, due 7/15/31	405,000	360,864
6.500%, due 5/6/34	183,000	192,152
United Parcel Service, Inc.
5.250%, due 5/14/35	199,000	203,472
		891,022
Total Corporate Bonds
(Cost $50,400,230)		50,054,027

Foreign Corporate Bonds — 10.6%
Agriculture — 0.5%
BAT Capital Corp., (United Kingdom)
4.540%, due 8/15/47	363,000	294,984
5.625%, due 8/15/35	392,000	403,300
		698,284
Banks — 1.7%
Barclays PLC, (United Kingdom)
5.207%, SOFR + 1.506%, due 2/24/37(b)	600,000	580,915
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (Mexico)
5.875%, US 5 Year CMT T-Note + 4.308%, due 9/13/34(a)(b)	600,000	589,696
Intesa Sanpaolo SpA, (Italy)
8.248%, US 1 Year CMT T-Note + 4.400%, due 11/21/33(a)(b)	600,000	691,685
Uzbek Industrial and Construction Bank ATB, (Uzbekistan)
8.950%, due 7/24/29(a)	600,000	636,048
		2,498,344
Biotechnology — 0.2%
CSL Finance PLC, (Australia)
4.625%, due 4/27/42(a)	302,000	267,162

Chemicals — 0.8%
OCP SA, (Morocco)
6.750%, due 5/2/34(a)	600,000	624,790
Orbia Advance Corp. SAB de CV, (Mexico)
6.800%, due 5/13/30(a)	600,000	590,430
		1,215,220
Commercial Services — 0.5%
Ashtead Capital, Inc., (United Kingdom)
5.550%, due 5/30/33(a)	200,000	202,050

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
14

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Foreign Corporate Bonds (continued)
Commercial Services (continued)
Element Fleet Management Corp., (Canada)
5.037%, due 3/25/30(a)	$445,000	$449,481
Triton Container International, Ltd. / TAL International Container Corp., (Bermuda)
5.150%, due 2/15/33	99,000	97,000
		748,531
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
4.750%, due 1/15/33	450,000	437,543
Avolon Holdings Funding, Ltd., (Ireland)
5.750%, due 11/15/29(a)	474,000	485,823
Mexico Remittances Funding Fiduciary Estate Management Sarl, (Mexico)
12.500%, due 10/15/31(a)	200,000	211,200
		1,134,566
Electric — 0.6%
Chile Electricity Lux Mpc II Sarl, (Chile)
5.580%, due 10/20/35(a)	195,501	196,633
Comision Federal de Electricidad, (Mexico)
3.875%, due 7/26/33	600,000	514,236
Investment Energy Resources, Ltd., (Guatemala)
6.250%, due 4/26/29(a)	200,000	199,252
		910,121
Electronics — 0.2%
Tyco Electronics Group SA, (Switzerland)
5.000%, due 5/9/35	331,000	330,057

Engineering & Construction — 0.3%
IHS Netherlands Holdco BV, (Nigeria)
8.000%, due 9/18/27(a)	240,616	240,899
Sitios Latinoamerica SAB de CV, (Brazil)
6.000%, due 11/25/29(a)	200,000	201,900
		442,799
Insurance — 0.3%
AXA SA, (France)
8.600%, due 12/15/30	367,000	421,991
RenaissanceRe Holdings, Ltd., (Bermuda)
5.800%, due 4/1/35	67,000	68,561
		490,552
Internet — 0.3%
Prosus NV, (China)
4.027%, due 8/3/50(a)	600,000	402,251

Iron/Steel — 0.2%
Samarco Mineracao SA, (Brazil)
9.500%, due 6/30/31	280,875	276,530

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
15

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Foreign Corporate Bonds (continued)
Mining — 0.4%
Glencore Funding LLC, (Australia)
2.625%, due 9/23/31(a)	$256,000	$228,290
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	400,000	394,999
		623,289
Oil & Gas — 1.3%
Ecopetrol SA, (Colombia)
8.375%, due 1/19/36	306,000	310,508
Equinor ASA, (Norway)
4.750%, due 11/14/35	474,000	466,910
Petroleos Mexicanos, (Mexico)
6.840%, due 1/23/30	279,000	279,790
Saudi Arabian Oil Co., (Saudi Arabia)
5.000%, due 2/2/36(a)	300,000	288,698
TotalEnergies Capital USA LLC, (France)
4.569%, due 1/13/33	338,000	334,688
YPF SA, (Argentina)
9.500%, due 1/17/31(a)	306,000	322,295
		2,002,889
Pharmaceuticals — 0.2%
Bayer US Finance II LLC, (Germany)
4.200%, due 7/15/34(a)	177,000	163,045
5.500%, due 7/30/35(a)	88,000	87,032
		250,077
Pipelines — 0.5%
Enbridge, Inc., (Canada)
4.900%, due 6/20/30	142,000	143,542
5.450%, due 3/27/36	96,000	96,863
5.625%, due 4/5/34	353,000	364,244
Greensaif Pipelines Bidco Sarl, (Saudi Arabia)
5.853%, due 2/23/36(a)	200,000	200,938
		805,587
Real Estate — 0.3%
Port Of Spain Waterfront Development, (Trinidad and Tobago)
7.875%, due 2/19/40(a)	380,000	380,950

Retail — 0.2%
InRetail Consumer, (Peru)
3.250%, due 3/22/28(a)	300,000	288,645

Semiconductors — 0.4%
Kioxia Holdings Corp., (Japan)
6.625%, due 7/24/33(a)	200,000	205,745
NXP BV / NXP Funding LLC / NXP USA, Inc., (Netherlands)
5.250%, due 8/19/35	367,000	366,049
		571,794

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
16

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Foreign Corporate Bonds (continued)
Telecommunications — 0.1%
Vmed O2 UK Financing I PLC, (United Kingdom)
4.750%, due 7/15/31(a)	$200,000	$172,286

Transportation — 0.6%
Canadian Pacific Railway Co., (Canada)
2.450%, due 12/2/31	548,000	487,117
MV24 Capital BV, (Brazil)
6.748%, due 6/1/34(a)	416,418	415,881
		902,998
Trucking & Leasing — 0.2%
Avolon Holdings Funding, Ltd., (Ireland)
4.900%, due 10/10/30(a)	324,000	321,907

Total Foreign Corporate Bonds
(Cost $15,862,596)		15,734,839

Mortgage-Backed Securities — 16.4%
Angel Oak Mortgage Trust
Series 2025-1, 5.691%, due 1/25/70(a)(d)	235,747	237,195
BRAVO Residential Funding Trust
Series 2024-NQM7, 5.554%, due 10/27/64(a)(d)	221,558	222,439
Series 2025-NQM3, 5.573%, due 3/25/65(a)(d)	242,234	243,442
COLT Mortgage Loan Trust
Series 2024-3, 6.393%, due 6/25/69(a)(d)	83,876	84,724
Cross Mortgage Trust
Series 2025-H8, 5.003%, due 11/25/70(a)(c)	733,364	730,220
Series 2026-NQM2, 4.833%, due 3/25/61(a)(c)	645,581	640,269
CSMC Trust
Series 2020-RPL4, 2.000%, due 1/25/60(a)(c)	1,434,066	1,295,616
Series 2021-RPL2, 1.115%, due 1/25/60(a)(c)	284,070	240,425
Series 2021-RPL3, 2.000%, due 1/25/60(a)(c)	542,867	482,067
Fannie Mae or Freddie Mac
2.000%, due 4/1/56(e)	2,228,000	1,795,107
2.500%, due 4/1/56(e)	2,181,000	1,834,085
5.500%, due 4/1/56(e)	4,959,000	4,982,616
Fannie Mae Pool
2.500%, due 7/1/52	1,566,767	1,321,550
4.000%, due 11/1/54	1,277,460	1,206,652
5.500%, due 10/1/55	877,726	884,879
GCAT Trust
Series 2025-NQM6, 4.935%, due 10/25/70(a)(c)	911,911	906,644
Series 2026-NQM1, 4.789%, due 12/25/70(a)(c)	493,691	488,970
Series 2026-NQM2, 5.449%, due 2/25/71(a)(c)	1,000,000	1,001,272
Metlife Securitization Trust
Series 2019-1A, 3.750%, due 4/25/58(a)(c)	97,650	96,588

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
17

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM2, 4.734%, due 1/26/71(a)(c)	$793,554	$786,513
New Residential Mortgage Loan Trust
Series 2017-3A, 4.000%, due 4/25/57(a)(c)	76,855	74,357
Series 2018-1, 4.000%, due 12/25/57(a)(c)	48,660	47,508
Series 2019-6, 3.500%, due 9/25/59(a)(c)	128,084	120,846
OBX Trust
4.846%, due 11/25/65(a)	1,465,013	1,455,644
Series 2024-NQM14, 4.944%, due 9/25/64(a)(d)	232,601	232,244
Series 2025-NQM13, 5.441%, due 5/25/65(a)(c)	121,382	121,851
Series 2025-NQM2, 5.597%, due 11/25/64(a)(d)	141,155	141,917
Series 2026-NQM3, 4.652%, due 1/25/66(a)(c)	790,842	783,668
Towd Point Mortgage Trust
3.250%, due 3/25/58(a)	332,450	330,568
Series 2015-5, 3.250%, due 7/25/58(a)(c)	40,593	40,409
Series 2022-4, 3.750%, due 9/25/62(a)	442,465	421,630
		23,251,915
Diversified Financial Services — 0.7%
Freddie Mac Pool
5.000%, due 8/1/55	990,775	978,272

Total Mortgage-Backed Securities
(Cost $24,284,998)		24,230,187

Sovereign — 2.0%
Foreign Government Obligations — 2.0%
Colombia Government International Bond, (Colombia)
7.750%, due 11/7/36	600,000	614,370
Dominican Republic International Bond, (Dominican Republic)
4.875%, due 9/23/32(a)	350,000	323,365
Ecuador Government International Bond, (Ecuador)
5.000%, due 7/31/40(a)(d)	306,000	240,210
Israel Government International Bond, (Israel)
5.625%, due 2/19/35	200,000	203,718
Ivory Coast Government International Bond, (Côte d'Ivoire)
8.250%, due 1/30/37(a)	400,000	411,430
Mexico Government International Bond, (Mexico)
6.875%, due 5/13/37	600,000	630,000
Republic of Uzbekistan International Bond, (Uzbekistan)
3.900%, due 10/19/31(a)	200,000	181,003
Romanian Government International Bond, (Romania)
7.500%, due 2/10/37	328,000	347,160
		2,951,256
Total Sovereign
(Cost $3,002,912)		2,951,256

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
18

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations — 21.5%
United States Treasury Bonds
1.125%, due 5/15/40	$869,000	$547,708
1.250%, due 5/15/50	1,222,000	580,307
1.375%, due 11/15/40	568,000	366,060
1.625%, due 11/15/50	1,162,000	606,510
1.875%, due 2/15/41	523,000	362,515
1.875%, due 2/15/51	1,562,000	867,642
1.875%, due 11/15/51	778,000	427,627
2.000%, due 2/15/50	1,107,000	644,741
2.250%, due 5/15/41	327,000	238,423
2.375%, due 2/15/42	495,000	360,905
2.500%, due 2/15/45	1,083,000	759,835
2.500%, due 5/15/46	1,063,000	730,646
2.750%, due 8/15/42	568,000	434,564
2.750%, due 8/15/47	95,000	67,253
2.875%, due 8/15/45	1,330,000	987,889
2.875%, due 11/15/46	1,037,000	758,266
2.875%, due 5/15/49	696,000	495,030
3.000%, due 11/15/45	1,452,000	1,098,018
4.000%, due 11/15/52	80,000	68,753
4.250%, due 8/15/54	803,000	719,375
4.625%, due 11/15/45	433,000	417,710
4.625%, due 2/15/46	1,409,000	1,358,474
4.625%, due 2/15/55	772,000	736,506
4.625%, due 11/15/55	910,000	869,619
4.750%, due 5/15/55	244,000	237,662
4.750%, due 8/15/55	648,000	631,598
4.750%, due 2/15/56	1,394,000	1,359,803
5.000%, due 5/15/45	76,000	77,009
United States Treasury Inflation Indexed Bonds
1.500%, due 2/15/53	293,000	246,023
United States Treasury Inflation Indexed Notes
0.125%, due 7/15/30	223,000	269,369
1.875%, due 1/15/36	184,000	182,021
United States Treasury Notes
0.625%, due 5/15/30	214,000	187,484
1.125%, due 2/29/28	1,801,000	1,712,427
1.375%, due 11/15/31	286,000	248,077
1.625%, due 5/15/31	174,000	155,220
2.750%, due 2/15/28	1,560,000	1,530,323
2.750%, due 8/15/32	63,000	58,282
2.875%, due 5/15/32	331,000	309,634
3.375%, due 11/30/27	591,000	586,683
3.500%, due 11/30/30	84,000	82,461
3.500%, due 2/28/31	83,000	81,395
3.625%, due 5/31/28	161,000	160,390
3.625%, due 12/31/30	75,000	73,988

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
19

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (continued)
United States Treasury Notes (continued)
3.750%, due 12/31/30	$228,000	$226,081
3.750%, due 1/31/31	1,358,000	1,346,542
3.875%, due 3/31/28	2,313,000	2,316,524
3.875%, due 7/31/30	237,000	236,634
4.000%, due 11/15/35	379,000	369,732
4.125%, due 7/31/28	1,488,000	1,498,433
4.125%, due 3/31/31	190,000	191,373
4.125%, due 7/31/31	138,000	138,911
4.125%, due 11/15/32	951,000	951,520
4.125%, due 2/15/36	938,000	923,417
4.250%, due 3/31/33	734,000	739,104
4.375%, due 11/30/28	244,000	247,412
		31,879,908
Total U.S. Treasury Obligations
(Cost $32,034,315)		31,879,908

Commercial Paper — 3.1%
Anglesea Funding PLC
3.998%(f), due 7/6/26	2,000,000	1,978,929
Bedford Row Fund
4.004%(f), due 7/24/26	1,300,000	1,283,887
DNB Bank ASA
3.948%(f), due 7/14/26	1,300,000	1,285,696
		4,548,512
Total Commercial Paper
(Cost $4,548,671)		4,548,512

U.S. Treasury Bills — 2.4%
United States Treasury Bills
3.678%(f), due 5/14/26	576,000	573,501
3.688%(f), due 6/25/26	1,000,000	991,541
3.693%(f), due 6/2/26	1,000,000	993,789
3.699%(f), due 6/18/26	1,000,000	992,219
		3,551,050
Total U.S. Treasury Bills
(Cost $3,550,925)		3,551,050

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
20

Transamerica Bond Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Shares	Value
Money Market Funds — 4.3%
Dreyfus Government Cash Management, Institutional Shares, 3.53%(f)
(Cost $6,425,631)	6,425,631	$6,425,631

Total Investments — 109.3%
(Cost $162,601,424)		161,834,360
Other Assets and Liabilities, Net — (9.3)%		(13,780,757)
Net Assets — 100.0%		$148,053,603

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(a)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registraton, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A Securities is $57,833,049, Representing 39.1% of the fund's Net Assets.
(b)	Floating or variable rate security. The rate disclosed is as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(d)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2026; the maturity date disclosed is the ultimate maturity date.
(e)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(f)	Rate disclosed reflects the yield at March 31, 2026.

PORTFOLIO ABBREVIATION(S):
CMT	:	Constant Maturity Treasury Index
PLC	:	Public Limited Company
SOFR	:	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Financial Statements 2026
21

Transamerica Large Value Active ETF

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Value
Common Stocks — 97.1%
Aerospace/Defense — 3.4%
Boeing Co. (The)(a)	7,462	$1,485,162
RTX Corp	17,794	3,432,462
Total Aerospace/Defense		4,917,624

Airlines — 1.4%
Delta Air Lines, Inc	30,422	2,022,455

Auto Manufacturers — 1.2%
General Motors Co	22,386	1,667,757

Banks — 10.0%
Bank of America Corp	55,678	2,714,303
Goldman Sachs Group, Inc. (The)	2,870	2,427,991
JPMorgan Chase & Co	18,942	5,571,979
State Street Corp	6,888	871,745
Truist Financial Corp	11,480	527,736
Wells Fargo & Co	28,074	2,234,971
Total Banks		14,348,725

Beverages — 1.4%
PepsiCo, Inc	13,202	2,050,139

Biotechnology — 2.7%
Amgen, Inc	4,018	1,413,733
Gilead Sciences, Inc	17,794	2,479,950
Total Biotechnology		3,893,683

Building Materials — 3.0%
Carrier Global Corp	24,108	1,357,521
Martin Marietta Materials, Inc	3,510	2,066,267
Owens Corning	8,610	931,774
Total Building Materials		4,355,562

Chemicals — 3.4%
DuPont de Nemours, Inc	16,072	736,098
Linde PLC	6,319	3,132,707
Qnity Electronics, Inc	8,610	993,422
Total Chemicals		4,862,227

Commercial Services — 2.6%
Quanta Services, Inc	4,592	2,521,100
S&P Global, Inc	2,870	1,220,726
Total Commercial Services		3,741,826

The Notes to Financial Statements are an integral part of this report. Transamerica Funds	Semi-Annual Financial Statements 2026
22

Transamerica Large Value Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Shares	Value
Common Stocks (continued)
Cosmetics/Personal Care — 1.0%
Procter & Gamble Co. (The)	9,758	$1,409,446

Diversified Financial Services — 4.1%
American Express Co	5,166	1,562,612
BlackRock, Inc	2,296	2,208,086
Intercontinental Exchange, Inc	13,202	2,076,410
Total Diversified Financial Services		5,847,108

Electric — 2.7%
Duke Energy Corp	14,350	1,878,989
NextEra Energy, Inc	21,238	1,972,585
Total Electric		3,851,574

Food — 1.1%
Mondelez International, Inc., Class A	28,126	1,621,183

Healthcare-Products — 4.1%
Abbott Laboratories	23,534	2,416,236
Boston Scientific Corp.(a)	29,939	1,878,672
Thermo Fisher Scientific, Inc	3,444	1,692,829
Total Healthcare-Products		5,987,737

Healthcare-Services — 1.1%
UnitedHealth Group, Inc	5,740	1,553,187

Insurance — 5.2%
Berkshire Hathaway, Inc., Class B(a)	5,166	2,475,547
Hartford Insurance Group, Inc. (The)	17,794	2,406,282
Prudential Financial, Inc	6,314	616,815
Travelers Cos., Inc. (The)	6,888	2,009,092
Total Insurance		7,507,736

Internet — 7.4%
Alphabet, Inc., Class A	17,798	5,117,993
Amazon.com, Inc.(a)	17,220	3,586,410
Meta Platforms, Inc., Class A	3,426	1,960,117
Total Internet		10,664,520

Machinery-Construction & Mining — 1.0%
GE Vernova, Inc	1,722	1,503,134

Machinery-Diversified — 2.3%
Otis Worldwide Corp	18,942	1,460,049
Rockwell Automation, Inc	5,166	1,853,974
Total Machinery-Diversified		3,314,023

The Notes to Financial Statements are an integral part of this report. Transamerica Funds	Semi-Annual Financial Statements 2026
23

Transamerica Large Value Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Shares	Value
Common Stocks (continued)
Media — 3.4%
Comcast Corp., Class A	33,866	$972,293
Fox Corp., Class A	27,552	1,609,037
Walt Disney Co. (The)	24,108	2,323,529
Total Media		4,904,859

Mining — 1.2%
Freeport-McMoRan, Inc	29,848	1,754,465

Miscellaneous Manufacturing — 3.1%
Parker-Hannifin Corp	3,444	3,083,207
Textron, Inc	16,072	1,407,264
Total Miscellaneous Manufacturing		4,490,471

Oil & Gas — 6.3%
ConocoPhillips	17,220	2,273,040
EOG Resources, Inc	11,480	1,659,664
Expand Energy Corp	9,184	1,008,219
Exxon Mobil Corp	24,108	4,090,163
Total Oil & Gas		9,031,086

Oil & Gas Services — 1.4%
SLB, Ltd	40,754	2,094,348

Pharmaceuticals — 4.7%
AbbVie, Inc	6,888	1,498,071
Becton Dickinson & Co	6,888	1,083,000
Cencora, Inc	5,166	1,622,847
Merck & Co., Inc	21,812	2,623,766
Total Pharmaceuticals		6,827,684

REITs — 3.2%
American Tower Corp	6,888	1,188,731
Equity LifeStyle Properties, Inc	10,906	680,753
Prologis, Inc	11,480	1,517,426
Public Storage	4,592	1,243,881
Total REITs		4,630,791

Retail — 4.2%
Darden Restaurants, Inc	7,462	1,462,850
Lowe's Cos., Inc	9,184	2,169,996
TJX Cos., Inc. (The)	14,953	2,387,994
Total Retail		6,020,840

The Notes to Financial Statements are an integral part of this report. Transamerica Funds	Semi-Annual Financial Statements 2026
24

Transamerica Large Value Active ETF

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

	Shares	Value
Common Stocks (continued)
Semiconductors — 3.3%
Broadcom, Inc	5,166	$1,598,929
Micron Technology, Inc	7,478	2,526,368
ON Semiconductor Corp (a)	9,758	604,215
Total Semiconductors		4,729,512

Software — 1.4%
Microsoft Corp	4,599	1,702,412
Oracle Corp	2,296	337,764
Total Software		2,040,176

Telecommunications — 4.3%
Cisco Systems, Inc	39,032	3,028,493
Motorola Solutions, Inc	4,018	1,743,692
Verizon Communications, Inc	27,552	1,383,110
Total Telecommunications		6,155,295

Transportation — 1.5%
CSX Corp	53,956	2,214,894

Total Common Stocks
(Cost $142,653,396)		140,014,067

Money Market Funds — 2.9%
Dreyfus Government Cash Management, Institutional Shares, 3.53%(b)
(Cost $4,147,185)	4,147,185	4,147,185

Total Investments — 100.0%
(Cost $146,800,581)		144,161,252
Other Assets and Liabilities,
Net — 0.0%(c)		(24,289)
Net Assets — 100.0%		$144,136,963

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(a)	Non-income producing security.
(b)	Rate disclosed reflects the yield at March 31, 2026.
(c)	Percentage rounds to less than 0.01% or (0.01)%.

PORTFOLIO ABBREVIATION(S):

PLC : Public Limited Company

The Notes to Financial Statements are an integral part of this report. Transamerica Funds	Semi-Annual Financial Statements 2026
25

Transamerica

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

	Transamerica Bond	Transamerica Large
	Active ETF	Value Active ETF
Assets
Investments, at fair value	$161,834,360	$144,161,252
Cash	11,436,078	27,315
Foreign currency at value (cost $3 and $–)	3	–
Receivables:
Capital shares	2,958,598	–
Interest	1,226,942	5,814
Dividends	–	38,683
Total assets	177,455,981	144,233,064

Liabilities
Payables:
Securities purchased	20,727,109	27,316
When-issued, delayed-delivery, forward and TBA commitments purchased	8,611,808	–
Trustee and CCO fees	2,952	2,952
Investment advisory fees	2,062	6,728
Accrued expenses and other liabilities	58,447	59,105
Total liabilities	29,402,378	96,101
Net Assets	$148,053,603	$144,136,963

Net Assets Consists of
Paid-in capital	$148,820,794	$146,804,838
Distributable earnings (loss)	(767,191)	(2,667,875)
Net Assets	$148,053,603	$144,136,963
Number of Common Shares outstanding	5,950,000	5,740,000
Net Asset Value, no par value (unlimited shares authorized) per share	$24.88	$25.11
Investments, at cost	$162,601,424	$146,800,581

The Notes to Financial Statements are an integral part of this report. Transamerica Funds	Semi-Annual Financial Statements 2026
26

Transamerica

Statement of Operations

Period Ended March 31, 2026 (Unaudited)

	Transamerica Bond Active ETF(1)	Transamerica Large Value Active ETF(1)
Investment Income
Interest income	$627,592	$8,776
Dividend income	–	148,791
Total investment income	627,592	157,567

Expenses
Investment advisory fees	50,927	53,381
Administrative and accounting fees	38,479	39,778
Legal fees	7,260	7,260
Printing and shareholder reports fees	7,260	7,260
Audit fees	6,716	6,716
Compliance fees	5,445	5,445
Trustee and CCO fees	2,722	2,722
Blue sky fees	1,959	1,348
Insurance fees	726	726
Miscellaneous fees	5,246	5,246
Total expenses	126,740	129,882
Waivers (See Note 3)	(75,813)	(85,848)
Net expenses	50,927	44,034
Net investment income	576,665	113,533

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(105,828)	(40,067)
Net realized loss	(105,828)	(40,067)
Net change in net unrealized appreciation (depreciation) on:
Investments	(767,064)	(2,639,329)
Net change in net unrealized depreciation	(767,064)	(2,639,329)
Net realized and unrealized gain (loss)	(872,892)	(2,679,396)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(296,227)	$(2,565,863)

(1)	For the period December 15, 2025 (commencement of operations) through March 31, 2026.

The Notes to Financial Statements are an integral part of this report. Transamerica Funds	Semi-Annual Financial Statements 2026

27

Transamerica

Statement of Changes in Net Assets

	Transamerica Bond Active ETF	Transamerica Large Value Active ETF
	For the Period December 15, 2025* to March 31, 2026	For the Period December 15, 2025* to March 31, 2026
Increase (Decrease) in Net Assets from Operations
Net investment income	$576,665	$113,533
Net realized loss	(105,828)	(40,067)
Net change in net unrealized depreciation	(767,064)	(2,639,329)
Net decrease in net assets resulting from operations	(296,227)	(2,565,863)

Distributions	(470,964)	(102,012)
Net investment income	(470,964)	(102,012)

Fund Shares Transactions
Proceeds from shares sold	148,820,794	146,804,838
Value of shares redeemed	–	–
Net increase from capital share transactions	148,820,794	146,804,838
Total increase in net assets	148,053,603	144,136,963

Net Assets
Beginning of period	–	–
End of period	$148,053,603	$144,136,963

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	–	–
Shares sold	5,950,000	5,740,000
Shares redeemed	–	–
Common Shares outstanding, end of period	5,950,000	5,740,000

*	Commencement of operations.

The Notes to Financial Statements are an integral part of this report. Transamerica Funds	Semi-Annual Financial Statements 2026

28

Transamerica

Financial Highlights

Transamerica Bond Active ETF

Selected Per Share Data

	Period Ended March 31, 2026(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income(b)	0.33
Net realized and unrealized gain (loss)	(0.21)
Total from investment operations	0.12

Distributions from:
Net investment income	(0.24)
Net Asset Value, end of period	$24.88

Total Return (%)	0.50	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	148
Ratio of expenses including waivers (%)	0.39	(d)
Ratio of expenses excluding waivers (%)	0.97	(d)
Ratio of net investment income (loss) (%)	4.41	(d)
Portfolio turnover rate (%)(e)	26	(c)

(a)	For the period December 15, 2025 (commencement of operations) through March 31, 2026.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

The Notes to Financial Statements are an integral part of this report. Transamerica Funds	Semi-Annual Financial Statements 2026

29

Transamerica

Financial Highlights (Continued)

Transamerica Large Value Active ETF

Selected Per Share Data

	Period Ended March 31, 2026(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income(b)	0.09
Net realized and unrealized gain (loss)	0.07
Total from investment operations	0.16

Distributions from:
Net investment income	(0.05)
Net Asset Value, end of period	$25.11

Total Return (%)	0.63	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	144
Ratio of expenses including waivers (%)	0.49	(d)
Ratio of expenses excluding waivers (%)	1.44	(d)
Ratio of net investment income (loss) (%)	1.26	(d)
Portfolio turnover rate (%)(e)	2	(c)

(a)	For the period December 15, 2025 (commencement of operations) through March 31, 2026.
(b)	Per share numbers have been calculated using the average shares outstanding method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

The Notes to Financial Statements are an integral part of this report.	Semi-Annual Financial Statements 2026
Transamerica Funds
30

Transamerica

Notes to Financial Statements

March 31, 2026 (Unaudited)

1. Organization

The Transamerica Bond Active ETF and Transamerica Large Value ETF (each a "Fund" and collectively the “Funds”) are organized, diversified, separate operating series of exchange-traded funds (ETFs) of The 2023 ETF Series Trust (the “Trust”), a Delaware statutory trust since January 23, 2023 that is registered with the Securities and Exchange Commission (the “Commission”) as open end management investment company.

This report must be accompanied or preceded by each Fund's current prospectus, which contains additional information about each Fund, including risks and investment objectives and strategies.

The Funds are managed by Transamerica Asset Management Inc., an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds' investment adviser (the “Adviser”).

The Transamerica Bond Active ETF and Transamerica Large Value ETF commenced operations on December 15, 2025. The Transamerica Bond Active ETF seeks to provide total return through a combination of current income and capital appreciation. The Transamerica Large Value ETF seeks long-term appreciation.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE”).

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by each Fund.

Share valuation:

The net asset value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of each Fund outstanding, rounded to the nearest cent.

The NAV per share of each Fund is determined as of the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.

Security transactions and investment income:

Each Fund’s security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders:

Each Fund’s distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Transamerica Bond Active ETF intends to pay out dividends and interest income, if any, monthly and Transamerica Large Value Active ETF intends to pay out dividends and interest income, if any, quarterly. Each Fund intends to distribute any net realized capital gains to its shareholders at least annually.

Foreign currency translation and transactions:

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

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Foreign taxes:

The Transamerica Bond Active ETF may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Indemnification:

In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund and/or its affiliates that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

3. Investment Valuation

The Trust has been designated as each Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by each Fund's Board of Trustees (“Board”). The net asset value of each Fund is computed as of the official close of the NYSE each day the NYSE is open for business.

The Trust utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical securities.

●	Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include each Trust’s own assumptions used in determining the fair value of each Fund's investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

The following is a summary of the valuations as of March 31, 2026 for the Fund based upon three levels defined above:

Transamerica Bond Active ETF Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$14,349,820	$—	$14,349,820
Collateralized Loan Obligations	—	3,888,507	—	3,888,507
Commercial Mortgage-Backed Securities	—	4,220,623	—	4,220,623
Corporate Bonds	—	50,054,027	—	50,054,027
Foreign Corporate Bonds	—	15,734,839	—	15,734,839
Mortgage-Backed Securities	—	24,230,187	—	24,230,187
Sovereign	—	2,951,256	—	2,951,256
U.S. Treasury Obligations	—	31,879,908	—	31,879,908
Commercial Paper	—	4,548,512	—	4,548,512
Money Market Funds	6,425,631	—	—	6,425,631
U.S. Treasury Bills	3,551,050	—	—	3,551,050
Total	$9,976,681	$151,857,679	$—	$161,834,360

There were no transfers in or out of Level 3 for the period ended March 31, 2026.

The following is a summary of the valuations as of March 31, 2026 for the Fund based upon three levels defined above:

Transamerica Large Value Active ETF Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$140,014,067	$—	$—	$140,014,067
Money Market Funds	4,147,185	—	—	4,147,185
Total	$144,161,252	$—	$—	$144,161,252

There were no transfers in or out of Level 3 for the period ended March 31, 2026.

Fair value measurements:

Descriptions of the valuation techniques applied to each Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

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March 31, 2026 (Unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Funds normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

4. Securities and Other Investments

Real estate investment trusts (“REITs”):

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at March 31, 2026, if any, are identified within each Fund’s Schedule of Investments.

5. Risk Factors

Investing in a Fund involves risks, including certain key risks summarized below. Please reference each Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in each Fund.

Market risk:

The market prices of each Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, counter measures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of a Fund's securities and assets fall, the value of your investment in a Fund could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund's investments may go down.

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Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for each Fund's investments, and generally for economies and markets in the U.S. and elsewhere.

Equity Securities Risks:

Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by a Fund falls, the value of your investment in a Fund will decline. A Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Financial Sector Risks:

Companies in the financial services sector are subject to extensive governmental regulation and their profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased competition. Credit rating downgrades resulting from financial difficulties of borrowers, decreased liquidity in credit markets, and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Large Capitalization Companies Risks:

The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Value Investing:

The prices of securities Great Lakes believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Focused Investing Risks:

To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions , sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.

Fixed-income securities risk:

Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a Fund falls, the value of your investment will go down. A Fund may lose its entire investment in the fixed-income securities of an issuer.

Interest rate risk:

The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of a Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from a Fund. Increased redemptions could cause a Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.

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Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

Credit risk:

If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by a Fund or a counterparty to a financial contract with a Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, a Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

Mortgage-related and asset-backed securities risk:

The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact a Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.

High-yield debt securities risk:

High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for a Fund.

Inflation risk:

The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a Fund’s assets can decline as can the value of a Fund’s distributions.

Liquidity risk:

A Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If a Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, a Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for a Fund to sell. This may prevent a Fund from limiting losses.

Counterparty risk:

A Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for a Fund do not fulfill their contractual obligations. In addition, a Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent a Fund has more contractual exposure to a counterparty.

Extension risk:

When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.

Derivatives risk:

The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwisenot correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations underderivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.

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Transamerica

Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

Prepayment or call risk:

Many issuers have a right to prepay their fixed-income securities. If this happens, a Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.

Bank obligations risk:

Investments in bank obligations may expose a Fund to adverse developments in or related to the banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.

Management risk:

The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause a Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

REITs risk:

Investing in REITs involves unique risks. When a Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to a Fund.

6. Investment Advisory Fee and Other Transactions with Affiliates

(a) Investment Advisory and Administrative Services

Transamerica Asset Management, Inc. (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for the day-to-day management of each Fund, including, among other things, ensuring each Fund has a continuous investment program, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services the Adviser provides to the Funds, each Fund pays the Adviser a fee, calculated daily and paid monthly, at an annual rate of the average daily net assets of each Fund as follows.

Fund	Advisory Fee
Transamerica Bond Active ETF	0.39% of the first $1 billion 0.38% over $1 billion up to $1.5 billion 0.375% in excess of $1.5 billion
Transamerica Large Value Active ETF	0.594% of the first $1 billion 0.58% over $1 billion up to $2 billion 0.56% over $2 billion up to $3 billion 0.54% in excess of $3 billion

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee; interest charges on any borrowings; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expense related to the provision of securities lending services; acquired fund fees and expenses; taxes, including accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses (as mutually determined by the Board and the Adviser); and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

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Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

(b) Distribution Arrangement

The Funds have adopted a Distribution Plan (the “Distribution Plan”) that allows each Fund to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, each Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.

(c) Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds.

7. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2026 were as follows:

Fund	Purchases	Sales
Transamerica Bond Active ETF	$164,681,325	$17,316,404
Transamerica Large Value Active ETF	532,406	475,937

Purchases and sales of in-kind transactions for the period ended March 31, 2026 were as follows:

Fund	Purchases	Sales
Transamerica Bond Active ETF	$1,875	$–
Transamerica Large Value Active ETF	142,637,277	–

8. Capital Share Transactions

Fund Shares are listed and traded on the NYSE each day that the NYSE is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the NYSE through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at its NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund issues and redeems its shares on a continuous basis, at NAV, only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of each Fund. Each Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of a Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral.

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Transamerica

Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for Transamerica Bond Active ETF is $100 and for Transamerica Large Value ETF is $250, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for Transamerica Bond Active ETF is $100 and for Transamerica Large Value Active ETF is $250, regardless of the number of Creation Units redeemed in the transaction.

9. Federal Income Taxes

At March 31, 2026, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Transamerica Bond Active ETF	$162,601,424	$111,222	$(878,286)	$(767,064)
Transamerica Large Value Active ETF	146,800,581	1,030,532	(3,669,861)	(2,639,329)

10. Segment Reporting

An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of Transamerica Asset Management, Inc. (“TAM”) acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Funds’ investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Detailed financial information for the Funds is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets”, results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

Transamerica Funds	Semi-Annual Financial Statements 2026
39

Transamerica

Notes to Financial Statements (Continued)

March 31, 2026 (Unaudited)

11. Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

Transamerica Funds	Semi-Annual Financial Statements 2026
40

Transamerica Bond Active ETF

Transamerica Large Value Active ETF

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

41

Transamerica Bond Active ETF

Transamerica Large Value Active ETF

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (unaudited)

There were no proxy disclosures for the period covered by this report.

42

Transamerica Bond Active ETF

Transamerica Large Value Active ETF

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES (unaudited)

Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.

43

Transamerica Bond Active ETF

Transamerica Large Value Active ETF

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (unaudited)

There were no additional Approvals of Investment Advisory Contracts since the funds launched on December 15, 2025.

44

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Adviser	Transamerica Asset Management, Inc. 1801 California Street, Suite 5200 Denver, Colorado 80202
Sub-Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204
Administrator, Custodian, and Transfer Agent	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

4886773 Transamerica Sponsored ETFs 3/26

© 2026 Transamerica Corporation. All Rights Reserved.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Registrant’s financial highlights are included as part of the Registrant’s Semi-Annual Financial Statements and Other Information filed under Item 7(a) of this Form attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective, as of that date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 2023 ETF Series Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis
(President and Principal Executive Officer of the Trust)

Date	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis
(President and Principal Executive Officer of the Trust)

Date	June 5, 2026

By (Signature and Title)	/s/ Aaron Perkovich
Aaron Perkovich
(Treasurer and Principal Financial Officer of the Trust)

Date	June 5, 2026